Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables	prepaid expenses and other receivables (U.S. dollars in thousands):
	December 31
	2024	2023
Institutions	$253	$200
Prepaid expenses	322	215
Others	29	52
	$604	$467